Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
REVENUES
Revenues:	$ 4,470,162	$ 4,331,878	$ 3,618,902
Company-operated restaurant expenses:
Food and paper	(1,498,853)	(1,457,720)	(1,227,293)
Payroll and employee benefits	(797,620)	(790,042)	(668,764)
Occupancy and other operating expenses	(1,238,220)	(1,154,334)	(967,690)
Royalty fees	(265,382)	(249,278)	(194,522)
Franchised restaurants – occupancy expenses	(83,665)	(83,359)	(68,028)
General and administrative expenses	(279,859)	(285,000)	(239,263)
Other operating income, net	17,952	1,894	11,080
Total operating costs and expenses	(4,145,647)	(4,017,839)	(3,354,480)
Operating income	324,515	314,039	264,422
Net interest expense and other financing results	(47,238)	(32,275)	(43,750)
Gain (loss) from derivative instruments	941	(13,183)	(10,490)
Foreign currency exchange results	(15,063)	10,774	16,501
Other non-operating expenses, net	(3,873)	(1,238)	(287)
Income before income taxes	259,282	278,117	226,396
Income tax expense, net	(109,903)	(95,702)	(85,476)
Net income	149,379	182,415	140,920
Less: Net income attributable to non-controlling interests	(620)	(1,141)	(577)
Net income attributable to Arcos Dorados Holdings Inc.	$ 148,759	$ 181,274	$ 140,343
Earnings per share information:
Basic net income (loss) per common share attributable to Arcos Dorados Holdings Inc. (in dollars per share)	$ 0.71	$ 0.86	$ 0.67
Diluted net income (loss) per common share attributable to Arcos Dorados Holdings Inc. (in dollars per share)	$ 0.71	$ 0.86	$ 0.67
Sales by Company-operated restaurants
REVENUES
Revenues:	$ 4,266,748	$ 4,137,675	$ 3,457,491
Revenues from franchised restaurants
REVENUES
Revenues:	$ 203,414	$ 194,203	$ 161,411